UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7803

Name of Registrant:	Vanguard Treasury Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1:	Schedule of Investments

Vanguard Treasury Money Market Fund
Schedule of Investments
May 31, 2008

	Yield(1)	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S Government Securities (99.9%)

U.S. Treasury Bill	1.798%	6/5/2008	415,000	414,918
U.S. Treasury Bill	1.111-3.272%	6/12/2008	488,101	487,789
U.S. Treasury Bill	0.914-3.294%	6/19/2008	217,920	217,714
U.S. Treasury Bill	1.204-3.553%	6/26/2008	226,506	225,986
U.S. Treasury Bill	1.445-3.012%	7/3/2008	482,236	481,575
U.S. Treasury Bill	3.222%	7/10/2008	250,000	249,142
U.S. Treasury Bill	2.430%	7/24/2008	400,000	398,587
U.S. Treasury Bill	1.425%	7/31/2008	265,527	264,899
U.S. Treasury Bill	1.256-2.184%	8/7/2008	291,160	290,158
U.S. Treasury Bill	1.297-2.102%	8/14/2008	515,000	513,201
U.S. Treasury Bill	1.459-2.061%	8/21/2008	651,295	648,453
U.S. Treasury Bill	2.092%	8/28/2008	235,000	233,811
U.S. Treasury Bill	1.449-1.791%	9/4/2008	119,836	119,304
U.S. Treasury Bill	1.461%	9/11/2008	100,000	99,589
U.S. Treasury Bill	1.866-1.877%	9/18/2008	334,118	332,231
U.S. Treasury Bill	1.613%	10/9/2008	338,000	336,047
U.S. Treasury Bill	1.694%	10/23/2008	528,000	524,452
U.S. Treasury Bill	1.715%	10/30/2008	170,000	168,788
U.S. Treasury Bill	1.755%	11/6/2008	232,000	230,228
U.S. Treasury Bill	1.939%	11/28/2008	300,000	297,120
U.S. Treasury Note	3.250%	8/15/2008	70,000	70,277

Total U.S. Government Securities
(Cost $6,604,269)				6,533,992

Other Assets and Liabilities-Net (0.1%)				8,112

Net Assets (100%)				6,542,104

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TREASURY FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TREASURY FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 16, 2008

VANGUARD TREASURY FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 16, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.